Vista Outdoor Inc. - 10-Q The Company and Basis of Presentation (Policies) - Vista Outdoor Inc.	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Entity Information [Line Items]
Basis of Presentation
Basis of Presentation—Our unaudited condensed consolidated financial statements have been prepared in accordance with the requirements of the Securities and Exchange Commission ("SEC") for interim reporting. As permitted under those rules, certain disclosures and other financial information that normally are required by accounting principles generally accepted in the United States of America have been condensed or omitted. Management is responsible for the unaudited condensed consolidated financial statements included in this report, which in the opinion of management, include all adjustments necessary for a fair presentation of our financial position, results of operations, and cash flows for the periods and dates presented. These unaudited condensed consolidated financial statements should be read in conjunction with our consolidated financial statements and notes included in our Annual Report on Form 10-K for the fiscal year ended March 31, 2024 (“fiscal year 2024”), which was filed with the SEC on May 29, 2024.

Basis of Presentation. The consolidated financial statements reflect our financial position, results of operations, and cash flows in conformity with accounting principles generally accepted in the U.S.

Use of Estimates
Use of Estimates—The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may differ from those estimates. We review our estimates to ensure that these estimates properly reflect changes in our business or as new information becomes available. See our discussion of Critical Accounting Policies and Estimates in Part I, Item 2 of this Quarterly Report.

Use of Estimates. The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may differ from those estimates. We review our estimates to ensure that these estimates properly reflect changes in our business or as new information becomes available.

Fair Value Measurements
The following section describes the valuation methodologies we use to measure our financial instruments at fair value on a recurring basis:
Derivative Financial Instruments
Hedging instruments (see Note 4, Derivative Financial Instruments), are re-measured on a recurring basis using broker quotes, daily market foreign currency rates, and interest rate curves as applicable and are therefore categorized within Level 2 of the fair value hierarchy.
Contingent Consideration
In connection with some of our acquisitions, we recorded contingent consideration liabilities that can be earned by the sellers upon achievement of certain milestones. The liabilities are measured on a recurring basis and recorded at fair value, using a discounted cash flow analysis or a Monte Carlo simulation analysis in a risk-neutral framework with assumptions for volatility, market price of risk adjustment, risk-free rate, and cost of debt, utilizing revenue projections for the respective earn-out period, corresponding targets and approximate timing of payments as outlined in the purchase agreements. The inputs used to calculate the fair value of the contingent consideration liabilities are considered to be Level 3 inputs due to the lack of relevant market activity and significant management judgment. Changes in the fair value of the contingent consideration obligation results from changes in discount periods and rates, and changes in probability assumptions with respect to the likelihood of achieving the performance targets.
The fair value adjustments are recorded in selling, general, and administrative in the condensed consolidated statements of comprehensive income.
Fair Value Measurements. Fair value is defined as the price that would be received to sell an asset or the price paid to transfer a liability (the exit price) in the principal and most advantageous market for the asset or liability in an orderly transaction between market participants. We measure and disclose the fair value of nonfinancial and financial assets and liabilities utilizing a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. This hierarchy requires the use of observable market data when available. The measurement of assets and liabilities at fair value are classified using the following three-tier hierarchy:
Level 1—Quoted prices for identical instruments in active markets.
Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3—One or more significant inputs to the valuation model are unobservable.
See Note 2, Fair Value of Financial Instruments, for additional disclosure regarding fair value of financial instruments.

Leases
We lease certain warehouse and distribution space, manufacturing space, office space, retail locations, equipment, and vehicles. All of these leases are classified as operating leases. Operating lease assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. We use our incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. These rates are assessed on a quarterly basis. The operating lease assets also include any lease payments less lease incentives. Leases with an initial term of twelve months or less are not recorded on the balance sheet. For operating leases, expense is recognized on a straight-line basis over the lease term. Variable lease payments associated with our leases are recognized upon occurrence of the event, activity, or circumstance in the lease agreement on which those payments are assessed. Tenant improvement allowances are recorded as leasehold improvements with an offsetting adjustment included in our calculation of its right-of-use asset.

Derivatives and Hedging
Commodity Price Risk
We use designated cash flow hedges to hedge our exposure to price fluctuations on lead we purchase for raw material components in our ammunition manufacturing process that are designated and qualify as effective cash flow hedges. The effectiveness of cash flow hedge contracts is assessed quantitatively at inception and qualitatively thereafter considering the transactions critical terms and counterparty credit quality.
The gains and losses on these hedges are included in accumulated other comprehensive loss and are reclassified into earnings at the time the forecasted revenue or expense is recognized. The gains or losses on the lead forward contracts are recorded in inventory as the commodities are purchased and in cost of sales when the related inventory is sold. As of June 30, 2024, we had outstanding lead forward contracts on approximately 5 million pounds of lead. In the event the underlying forecasted transaction does not occur, or it becomes probable that it will not occur, the related change in fair value of the derivative instrument would be reclassified from accumulated other comprehensive loss and recognized in earnings. The asset related to the lead forward contracts is immaterial and is recorded as part of other current assets.
Foreign Exchange Risk
In the normal course of business, we are exposed to gains and losses resulting from fluctuations in foreign currency exchange rates relating to transactions of our international subsidiaries. We use designated cash flow hedges in the form of foreign currency forward contracts as part of our strategy to manage the level of exposure to the risk of fluctuations in foreign currency exchange rates and to mitigate the impact of foreign currency translation on transactions that are denominated primarily in British Pounds, Euros, and Canadian Dollars.
Cash Flow Hedging Instrument
We use foreign currency forward contracts designated as qualifying cash flow hedging instruments to help mitigate our exposure on our foreign subsidiaries' inventory purchases and intercompany transactions, which is different than their functional currency. Certain U.S. subsidiaries also hedge a portion of their future sales in Canadian Dollars. These contracts generally mature within 12 months from their inception. As of June 30, 2024, the notional amounts of our foreign currency forward contracts designated as cash flow hedge instruments were approximately $32,851. The effectiveness of cash flow hedge contracts is assessed quantitatively at inception and qualitatively thereafter considering the transactions critical terms and counterparty credit quality.

Derivatives and Hedging. We mitigate the impact of variable interest rates, foreign currency exchange rates, and commodity prices affecting the cost of raw materials with interest rate swaps, foreign currency, and commodity forward contracts that are accounted for as designated hedges pursuant to ASC Topic 815, “Derivatives and Hedging” ("ASC Topic 815"). ASC Topic 815 requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet, measure those instruments at fair value and recognize changes in the fair value of derivatives in earnings in the period of change unless the derivative qualifies as designated cash flow hedge that offsets certain exposures. Certain criteria must be satisfied in order for derivative financial instruments to be classified and accounted for as a cash flow hedge. Derivatives that are not elected for hedge accounting treatment are recorded immediately in earnings. We may use derivatives to hedge certain variable interest rates, foreign currency exchange rates, and commodity price risks, but do not use derivative financial instruments for trading or other speculative purposes. We utilize counterparties for our derivative instruments that we believe are creditworthy at the time the transactions are entered into and closely monitor the credit ratings of these counterparties. See Note 4, Derivative Financial Instruments, for additional information.
We would discontinue hedge accounting prospectively (i) if it is determined that the derivative is no longer effective in offsetting changes in the cash flows of a hedged item, (ii) when the derivative expires or is sold, terminated, or exercised, (iii) if it becomes probable that the forecasted transaction being hedged by the derivative will not occur, (iv) if a hedged firm commitment no longer meets the definition of a firm commitment, or (v) if it is determined that designation of the derivative as a hedge instrument is no longer appropriate. The fair value of our forward contracts is based on pricing models using current market rates. These contracts are classified under Level 2 of the fair value hierarchy. See Note 2, Fair Value of Financial Instruments, for further information.

Revenue Recognition
Our disaggregated revenue is fully disclosed by reportable segments and by geographic area in Note 18, Operating Segment Information.
For the majority of our contracts with customers, we recognize revenue for our products at a point in time upon the transfer of control of the products to the customer, which typically occurs upon shipment and coincides with our right to payment, the transfer of legal title, and the transfer of the significant risks and rewards of ownership of the product. For our contracts that include bundled and hardware and software sales, revenue related to delivered hardware and bundled software is recognized when control has transferred to the customer, which typically occurs upon shipment. The immaterial amount of revenue allocated to unspecified software update rights is deferred and recognized on a straight-line basis over the estimated period they are expected to be provided.
Typically, our contracts require customers to pay within 30-60 days of product delivery with a discount available to some customers for early payment. In some cases, we offer extended payment terms to customers. However, we do not consider these extended payment terms to be a significant financing component of the contract because the payment terms are less than a year.
Our contracts with customers may have shipping terms that indicate a transfer of control of the products upon their arrival at the destination rather than upon shipment. In those cases, we recognize revenue only when the product reaches the customer destination, which may require us to estimate the timing of transfer of control based on the expected delivery date. In all cases, however, we consider our costs related to shipping and handling to be a cost of fulfilling the contract with the customer.
The total amount of revenue we recognize for the sale of our products reflects various sales adjustments for discounts, returns, refunds, allowances, rebates, and other customer incentives. These sales adjustments can vary based on market conditions, customer preferences, timing of customer payments, volume of products sold, and timing of new product launches. These adjustments require management to make reasonable estimates of the amount we expect to receive from the customer. We estimate sales adjustments by customer or by product category on the basis of our historical experience with similar contracts with customers, adjusted as necessary to reflect current facts and circumstances and our expectations for the future. Sales taxes, federal excise taxes, and other similar taxes are excluded from revenue.
For our contracts that have multiple performance obligations, which represent promises within an arrangement that are distinct, we allocate revenue to all distinct performance obligations based on their relative stand-alone selling prices (“SSPs”). When available, we use observable prices to determine SSPs. When observable prices are not available, SSPs are established that reflect our best estimates of what the selling prices of the performance obligations would be if they were sold regularly on a stand-alone basis. We allocate revenue and any related discounts to these performance obligations based on their relative SSPs.
Incentives in the form of cash paid to the customer (or a reduction of a customer cash payment to us) typically are recognized as a reduction of sales unless the incentive is for a distinct benefit that we receive from the customer, e.g., advertising or marketing.
We pay commissions to some of our employees based on agreed-upon sales targets. We recognize the incremental costs of obtaining a contract as an expense when incurred because our sales contracts with commissions are a year or less.
Revenue Recognition. For the majority of our contracts with customers, we recognize revenue for our products at a point in time upon the transfer of control of the products to the customer, which typically occurs upon shipment and coincides with our right to payment, the transfer of legal title, and the transfer of the significant risks and rewards of ownership of the product. For our contracts that include bundled and hardware and software sales, revenue related to delivered hardware and bundled software is recognized when control has transferred to the customer, which typically occurs upon shipment. Revenue allocated to unspecified software update rights is deferred and recognized on a straight-line basis over the estimated period they are expected to be provided.
The total amount of revenue we recognize for the sale of our products reflects various sales adjustments for discounts, returns, refunds, allowances, rebates, and other customer incentives. These sales adjustments can vary based on market conditions, customer preferences, timing of customer payments, volume of products sold, and timing of new product launches. These adjustments require management to make reasonable estimates of the amount we expect to receive from the customer. We estimate sales adjustments by customer or by product category on the basis of our historical experience with similar contracts with customers, adjusted as necessary to reflect current facts and circumstances and our expectations for the future. Sales taxes, firearms and ammunition excise tax, and other similar taxes are excluded from revenue. Revenue recognition is discussed in further detail in Note 5, Revenue Recognition.
For the immaterial amount of our contracts that have multiple performance obligations, which represent promises within an arrangement that are distinct, we allocate revenue to all distinct performance obligations based on their relative stand-alone selling prices (“SSPs”). When available, we use observable prices to determine SSPs. When observable prices are not available, SSPs are established that reflect our best estimates of what the selling prices of the performance obligations would be if they were sold regularly on a stand-alone basis. We allocate revenue and any related discounts to these performance obligations based on their relative SSPs.

Earnings Per Share	The computation of basic earnings per share ("EPS") is based on the weighted average number of shares that were outstanding during the period. The computation of diluted EPS is based on the number of basic weighted average shares outstanding plus the number of common shares that would be issued assuming the exercise of all potentially dilutive common shares, such as common stock to be issued upon exercise of options, contingently issuable shares and restricted stock units, using the treasury stock method.
Receivables
Our trade accounts receivables are recorded at net realizable value, which includes an appropriate allowance for estimated credit losses as described in Note 1, The Company and Basis of Presentation. We maintain an allowance for credit losses related to accounts receivable for future expected credit losses resulting from the inability or unwillingness of our customers to make required payments. We estimate the allowance based upon historical bad debts, current customer receivable balances, age of customer receivable balances and the customers' financial condition, and in relation to a representative pool of assets consisting of a large number of customers with similar risk characteristics. The allowance is adjusted as appropriate to reflect differences in current conditions as well as changes in forecasted macroeconomic conditions. Receivables that do not share risk characteristics are evaluated on an individual basis, including those associated with customers that have a higher probability of default.

Operating Segment Information
We are currently organized into four operating and reportable segments. During the third fiscal quarter of 2024, we changed the name of the formerly named Outdoor Products reportable segment to Revelyst and our formerly named Sporting Products reportable segment to The Kinetic Group. During the fourth fiscal quarter of 2024, we reorganized the former Revelyst reportable segment into three reportable segments, Revelyst Outdoor Performance, Revelyst Adventure Sports, and Revelyst Precision Sports Technology based on brand portfolios. Our segment reporting is based upon the "management approach," i.e., how we organize operating segments for which separate financial information is (1) available and (2) evaluated regularly by the Chief Operating Decision Maker, or decision-making group, in deciding how to allocate resources and in assessing performance. Our Chief Operating Decision Makers (CODMs) are our two Co-Chief Executive Officers.
•The Kinetic Group consists of our ammunition brands. The primary products of this segment include ammunition used for training, hunting, target shooting and personal protection.
•Revelyst Outdoor Performance primarily consists of our outdoor cooking, fishing, outdoor accessories and technical gear and apparel brands. The primary products of this segment include waders, sportswear, outerwear, footwear and fishing tools and accessories, performance optics, outdoor accessories and outdoor cooking equipment.
•Revelyst Adventure Sports primarily consists of our protective gear and apparel, footwear, hydration and e-mobility brands. The primary products of this segment include motocross, mountain biking, cycling, and snow sports protection and accessories, as well as bike hydration packs and water bottles, and e-bikes.
•Revelyst Precision Sports Technology primarily consists of our golf technology brands. The primary products of this segment include high-performance golf GPS devices, laser rangefinders and launch monitors.
Our CODMs rely on internal management reporting that analyzes our segment operating income. Certain corporate-related costs and other non-recurring costs are not allocated to the segments in order to present comparable results from period to period and are not utilized by management in determining segment profitability. As segment assets are not reported to or used by the CODMs to measure business performance or allocate resources, total segment assets are not presented below.